SUPPLEMENT DATED JULY 13, 2012
TO PROSPECTUS DATED MAY 1, 2012
FOR WRL FREEDOM ASSET ADVISORSM
and
TO PROSPECTUS DATED MAY 1, 2009
FOR WRL EVOLUTIONSM
and
TO PROSPECTUS DATED MAY 1, 2008
FOR WRL BENEFACTORSM
Each An Individual Flexible Premium Variable Life Insurance Policy
Issued through
WRL Series Life Account G
By
Western Reserve Life Assurance Co. of Ohio

This Supplement modifies certain information contained in your WRL Freedom Asset AdvisorSM, WRL EvolutionSM and WRL BenefactorSM prospectuses.   Please read it carefully and retain it for future reference.  All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses.

The following information replaces the information that is contained in your current product prospectus or supplement to your prospectus:

Effective May 1, 2012, the overnight delivery charge is $30.00.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE